UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  215 West Muhammad Ali Blvd.
	  Suite 100
	  Louisville, KY  40202-1411


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	111,197 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)       (ITEM 6)    (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT                SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR         (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,834       22,189    SOLE                     19,789            0        2,400
A T & T INC            COMMON   00206R102          2,809      100,215    SOLE                     98,505            0        1,710
ABBOTT LABS            COMMON   002824100          2,150       39,823    SOLE                     39,423            0          400
ALBERTO CULVER CO      COMMON   013078100            409       13,950    SOLE                     10,500            0        3,450
ALTRIA GROUP INC       COMMON   02209S103          1,159       59,037    SOLE                     55,737            0        3,300
AMERICAN EXPRESS CO    COMMON   025816109            477       11,760    SOLE                     11,660            0          100
AMERICAN WATER WORKS   COMMON   030420103            495       22,100    SOLE                     20,100            0        2,000
AMGEN INC              COMMON   031162100            652       11,531    SOLE                     11,131            0          400
AQUA AMERICA INC       COMMON   03836W103            868       49,577    SOLE                     46,345            0        3,232
ASHLAND INC            COMMON   044209104            563       14,200    SOLE                     12,800            0        1,400
AUTOMATIC DATA PROCES  COMMON   053015103            469       10,950    SOLE                     10,950            0            0
BANK AMER CORP         COMMON   060505104            204       13,543    SOLE                     13,543            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207            286           87    SOLE                         86            0            1
BP P L C SPONS ADR     COMMON   055622104          3,212       55,414    SOLE                     55,414            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108          2,123       84,065    SOLE                     83,665            0          400
BROWN FORMAN CORP CL   COMMON   115637100            398        7,059    SOLE                      6,959            0          100
BROWN FORMAN CORP CL   COMMON   115637209            825       15,407    SOLE                     13,845            0        1,562
CADBURY PLC SPONS ADR  COMMON   12721E102            822       16,000    SOLE                     15,200            0          800
CAMPBELL SOUP CO       COMMON   134429109            229        6,772    SOLE                      6,772            0            0
CAPITAL ONE FINL CORP  COMMON   14040H105            210        5,475    SOLE                      5,475            0            0
CHEVRON CORP           COMMON   166764100          4,897       63,611    SOLE                     62,311            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          2,148       57,515    SOLE                     57,415            0          100
CISCO SYS INC          COMMON   17275R102            656       27,411    SOLE                     27,411            0            0
CLOROX CO              COMMON   189054109            558        9,140    SOLE                      8,840            0          300
COCA COLA CO           COMMON   191216100          2,692       47,229    SOLE                     45,629            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            671        8,164    SOLE                      8,164            0            0
COMCAST CORP CL A      COMMON   20030N101            169       10,043    SOLE                      9,898            0          145
CONOCOPHILLIPS         COMMON   20825C104          1,286       25,189    SOLE                     24,315            0          874
CSX CORP               COMMON   126408103            274        5,660    SOLE                      5,660            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            276        2,800    SOLE                      2,800            0            0
DISCOVER FINANCIAL SV  COMMON   254709108            172       11,698    SOLE                     11,148            0          550
DISNEY WALT PRODTNS    COMMON   254687106            434       13,446    SOLE                     13,446            0            0
DOVER CORP             COMMON   260003108            561       13,478    SOLE                     13,478            0            0
DOW CHEMICAL CORP      COMMON   260543103            680       24,602    SOLE                     22,602            0        2,000
DU PONT E I DE NEMOUR  COMMON   263534109            578       17,164    SOLE                     17,064            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,786      103,792    SOLE                    101,224            0        2,568
ELI LILLY AND COMPANY  COMMON   532457108          1,236       34,622    SOLE                     34,322            0          300
EMERSON ELEC CO        COMMON   291011104            432       10,140    SOLE                      9,840            0          300
ENTERPRISE PRODS PTRS  COMMON   293792107            304        9,680    SOLE                      9,680            0            0
EXXON MOBIL CORP       COMMON   30231G102          9,228      135,335    SOLE                    134,375            0          960
FIDELITY MAGELLAN FD   MUTUAL   316184100            302        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            172       12,805    SOLE                     12,805            0            0
FORTUNE BRANDS INC     COMMON   349631101            234        5,421    SOLE                      5,221            0          200
FPL GROUP INC          COMMON   302571104            403        7,622    SOLE                      7,622            0            0
GENERAL ELEC CO        COMMON   369604103          2,270      150,042    SOLE                    148,792            0        1,250

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)       (ITEM 6)    (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT                SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
GENERAL MILLS INC      COMMON   370334104            502        7,085    SOLE                      7,085            0            0
GLAXOSMITHKLINE PLC A  COMMON   37733W105            470       11,130    SOLE                     11,130            0            0
GRACO INC              COMMON   384109104            442       15,475    SOLE                     15,475            0            0
HEINZ H J CO           COMMON   423074103          1,676       39,200    SOLE                     38,400            0          800
HERSHEY FOODS CORP     COMMON   427866108            741       20,692    SOLE                     18,292            0        2,400
HEWLETT PACKARD CO     COMMON   428236103            219        4,258    SOLE                      4,258            0            0
HOME DEPOT INC         COMMON   437076102            873       30,191    SOLE                     29,091            0        1,100
HONEYWELL INTL INC     COMMON   438516106            452       11,521    SOLE                     11,421            0          100
HOSPIRA INC            COMMON   441060100            455        8,916    SOLE                      8,696            0          220
I B M                  COMMON   459200101          2,240       17,114    SOLE                     16,254            0          860
INTEL CORP             COMMON   458140100            767       37,620    SOLE                     36,020            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            347       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          6,114      146,728    SOLE                    138,517            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,833       43,991    SOLE                     43,191            0          800
KIMBERLY CLARK CORP    COMMON   494368103            790       12,395    SOLE                     12,195            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            315        5,165    SOLE                      5,165            0            0
KRAFT FOODS INC CL A   COMMON   50075N104            909       33,430    SOLE                     31,600            0        1,830
MAGELLAN MIDSTREAM PT  COMMON   559080106            347        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,349       75,225    SOLE                     72,225            0        3,000
MCDONALDS CORP         COMMON   580135101            502        8,032    SOLE                      7,832            0          200
MEDTRONIC INC          COMMON   585055106            317        7,197    SOLE                      7,197            0            0
MERCK & COMPANY        COMMON   58933Y105          1,995       54,606    SOLE                     53,918            0          688
MICROSOFT CORP         COMMON   594918104          3,127      102,577    SOLE                    100,377            0        2,200
MORGAN STANLEY         COMMON   617446448            266        8,996    SOLE                      8,896            0          100
MOTOROLA INC           COMMON   620076109             79       10,174    SOLE                     10,174            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            429       17,923    SOLE                     17,923            0            0
NOVARTIS AG SPONSORED  COMMON   66987V109            212        3,900    SOLE                      3,900            0            0
OLD NATL BANCORP IND   COMMON   680033107            435       34,986    SOLE                     34,986            0            0
PEPSICO INC            COMMON   713448108          3,559       58,528    SOLE                     57,928            0          600
PFIZER INC             COMMON   717081103          2,798      153,807    SOLE                    151,207            0        2,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,349       48,750    SOLE                     45,650            0        3,100
PNC FINANCIAL CORP     COMMON   693475105            283        5,361    SOLE                      5,161            0          200
PROCTER & GAMBLE CO    COMMON   742718109          5,043       83,176    SOLE                     81,981            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            158       29,823    SOLE                     29,823            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            425        7,074    SOLE                      7,074            0            0
SARA LEE CORP          COMMON   803111103            286       23,519    SOLE                     23,519            0            0
SCHLUMBERGER           COMMON   806857108          1,079       16,572    SOLE                     16,572            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,218       59,409    SOLE                     57,675            0        1,734
SY BANCORP CAP TR II   PREFERR  785059205            120       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106          1,218       25,178    SOLE                     25,178            0            0
TIME WARNER INC        COMMON   887317303            372       12,750    SOLE                     12,750            0            0
TJX COS INC NEW COM    COMMON   872540109            260        7,100    SOLE                      7,100            0            0
TOOTSIE ROLL INDS INC  COMMON   890516107            370       13,502    SOLE                     10,999            0        2,503
UNILEVER PLC ADR       COMMON   904767704            262        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            684       11,931    SOLE                     11,931            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 12/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)        ITEM 6)    (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL     INVESTMENT                SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT      DISCRETION     MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
US BANCORP             COMMON   902973304          2,338      103,850    SOLE                    103,442            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            307        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            334       28,082    SOLE                     28,082            0            0
VENTAS INC             COMMON   92276F100            201        4,590    SOLE                      4,590            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,552       46,848    SOLE                     45,260            0        1,588
VISA INC CLASS A       COMMON   92826C839            481        5,500    SOLE                      5,200            0          300
WAL MART STORES INC    COMMON   931142103          1,293       24,195    SOLE                     24,195            0            0
WALGREEN COMPANY       COMMON   931422109            679       18,500    SOLE                     18,400            0          100
WASHINGTON MUT INVS F  MUTUAL   939330825            291       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            307       11,392    SOLE                     11,392            0            0
WHITNEY HLDG CORP      COMMON   966612103            114       12,542    SOLE                     12,542            0            0

     TOTAL                                       111,197